CONSOLIDATED STATEMENTS OF CASH FLOWS - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit for the year	₽ 7,832	₽ 56,590	₽ 48,450
Adjustments for:
Depreciation and amortization	104,588	79,912	83,259
Impairment of non-current assets	149	3,775
Impairment of financial assets	3,694	2,923	2,857
Non-cash loss from sale of subsidiary in Uzbekistan			2,726
Provision related to SEC investigation (Note 34)	55,752
Finance income	(5,981)	(5,548)	(5,273)
Finance costs	38,165	26,064	27,427
Income tax expense	16,969	18,977	14,954
Currency exchange loss/(gain)	6,892	(1,301)	(3,232)
Amortization of deferred connection fees	(3,904)	(2,876)	(2,287)
Share of profit of associates	(2,890)	(2,774)	(1,828)
Change in fair value of financial instruments	(5,384)	(110)	(166)
Inventory obsolescence expense	3,326	2,179	1,548
Change in provisions	13,534	14,347	13,161
Other non-cash items	(3,479)	(657)	(3,656)
Movements in operating assets and liabilities:
Decrease/(Increase) in trade and other receivables	438	(3,514)	(3,525)
Increase in bank loans to customers and interbank loans	(15,367)
(Increase) / Decrease in inventory	(11,292)	2,200	(1,816)
Decrease / (Increase) in advances paid and prepaid expenses	1,429	1,197	(812)
Decrease/ (Increase) in VAT receivable	72	(1,145)	227
Decrease in trade and other payables and other current liabilities	(11,162)	(6,715)	(9,086)
Increase in bank deposits and liabilities	4,100
Dividends received	3,726	3,590	2,801
Income tax paid	(19,777)	(22,427)	(11,687)
Interest received	10,016	3,319	3,344
Interest paid, net of interest capitalized	(37,056)	(23,366)	(26,821)
NET CASH PROVIDED BY OPERATING ACTIVITIES	154,390	144,640	130,565
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of subsidiaries, net of cash acquired (Note 5)	(3,444)	(367)	(5)
Purchases of property, plant and equipment (including capitalized interest in the amount of RUB 460 million, RUB 307 million and RUB 388 million, respectively)	(64,731)	(53,366)	(55,538)
Purchases of other intangible assets	(21,751)	(23,065)	(28,013)
Purchase of 3G and 4G licenses in Ukraine and Russia	(5,527)		(2,598)
Cost to obtain and fulfill contracts, paid	(4,764)
Proceeds from sale of property, plant and equipment and assets held for sale	5,905	4,343	4,042
Purchases of short-term and other investments	(18,754)	(33,717)	(9,739)
Proceeds from sale of short-term and other investments	38,596	25,385	39,021
Investments in associates (Note 16)	(3,871)	(723)	(4,094)
Cash proceeds related to swap contracts	6,892
Proceeds from sale of subsidiary	619
Disposal of discontinued operation, net of cash disposed			(378)
NET CASH USED IN INVESTING ACTIVITIES	(78,389)	(81,510)	(57,302)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of notes	(27,983)	(12,042)	(20,364)
Proceeds from issuance of notes	27,550	45,000	10,000
Notes and debt issuance cost paid	(39)	(98)	(16)
Lease obligation principal paid	(13,577)	(774)	(334)
Dividends paid	(50,054)	(51,759)	(52,805)
Acquisition of entities under common control, net of cash acquired	(13,242)		3,063
Proceeds from loans	95,000	25,136	50,696
Repayment of loans	(20,076)	(32,239)	(69,532)
Payments under credit guarantee agreement related to foreign-currency hedge (Note 30)	(981)	(1,766)	(2,984)
Repurchase of common stock	(22,655)	(21,896)	(748)
Other financing activities	133	(7)	(14)
NET CASH USED IN FINANCING ACTIVITIES	(25,924)	(50,445)	(83,038)
Effect of exchange rate changes on cash and cash equivalents	3,412	(569)	(5,219)
NET INCREASE / (DECREASE) IN CASH AND CASH EQUIVALENTS	53,489	12,116	(14,994)
CASH AND CASH EQUIVALENTS, beginning of the year	30,586	18,470	33,464
CASH AND CASH EQUIVALENTS, end of the year	84,075	₽ 30,586	₽ 18,470
Avantage
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of subsidiaries, net of cash acquired (Note 5)	₽ (7,559)